SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEGMENT INFORMATION
Number of Reportable Segments | segment	1
Revenues	$ 32,219	$ 18,106	$ 15,085
Revenue (in percent)	100.00%	100.00%	100.00%
PRC [Member]
SEGMENT INFORMATION
Revenues	$ 370	$ 587	$ 6,824
Revenue (in percent)	1.00%	3.00%	45.00%
long-lived assets	$ 189
United States
SEGMENT INFORMATION
Revenues	$ 31,849	$ 17,519	$ 8,261
Revenue (in percent)	99.00%	97.00%	55.00%
long-lived assets	$ 1,056
PHILIPPINES
SEGMENT INFORMATION
long-lived assets	$ 354